CONSTRUCTION-IN-PROGRESS	6 Months Ended	11 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Schedule Of Construction In Progress
CONSTRUCTION-IN-PROGRESS

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

	(Unaudited)
As of:	June 30, 2022	December 31, 2021
Greenhouse costs	$-	$452,405

As of June 30, 2022, the Company has substantially completed the development of its greenhouses in Olympia, Washington that will be used to grow functional mushrooms. As such, the associated costs were transferred to PP&E during the six months ended June 30, 2022.

7.	CONSTRUCTION-IN-PROGRESS

Construction-in-progress consist of the following:

As of December 31, 2021
Greenhouse costs	$452,405
Construction-in-progress	$452,405

As of December 31, 2021, the Company has not completed the development of its greenhouses in Olympia, Washington that will be used to grow mushrooms. Therefore, the Company has not recorded any depreciation expense for the period from January 21, 2021 (date of inception) through December 31, 2021. Future depreciation related to the costs described above will commence once the greenhouses are substantially complete and ready for its intended use.